Stock Based Compensation Stock Option Activity (Detail) - Relationship to Entity [Domain] - USD ($)	9 Months Ended	12 Months Ended
	Jun. 30, 2015	Sep. 30, 2014
Option Shares Outstanding
Outstanding, Beginning Balance	8,637,962
Awarded	2,987,500
Exercised	0
Forfeited	(515,625)
Outstanding, Ending Balance	11,109,837	8,637,962
Vested	8,051,432
Vested and expected to vest	11,109,837
Weighted Average Exercise Price
Outstanding, Beginning Balance	$ 0.34
Awarded	0.19
Exercised	0
Forfeited	0.35
Outstanding, Ending Balance	0.31	$ 0.34
Vested	0.32
Vested and expected to vest	$ 0.31
Weighted Average Remaining Contractual Term (years)
Awarded
Exercised
Forfeited
Balance	5 years 4 months 10 days
Vested	4 years 8 months 26 days
Vested and expected to vest	5 years 4 months 10 days
Aggregate Intrinsic Value
Outstanding, Beginning Balance	$ 0
Awarded	0
Exercised	0
Forfeited	0
Outstanding, Ending Balance	292,860	$ 0
Vested	160,901
Vested and expected to vest	$ 292,860
Employee Stock Option [Member]
Option Shares Outstanding
Outstanding, Beginning Balance	8,637,962	3,000,000
Awarded		5,869,212
Exercised		(231,250)
Forfeited		0
Outstanding, Ending Balance		8,637,962
Vested		4,645,935
Vested and expected to vest		8,637,962
Weighted Average Exercise Price
Outstanding, Beginning Balance	$ 0.34	$ 0.38
Awarded		0.33
Exercised		0.40
Outstanding, Ending Balance		0.34
Vested		0.36
Vested and expected to vest		$ 0.34
Weighted Average Remaining Contractual Term (years)
Awarded
Exercised
Forfeited
Balance		5 years 5 months 16 days
Vested		4 years 7 months 6 days
Vested and expected to vest		5 years 5 months 16 days
Aggregate Intrinsic Value
Outstanding, Beginning Balance	$ 2,750	$ 0
Awarded		0
Exercised		0
Forfeited		0
Outstanding, Ending Balance		2,750
Vested		76
Vested and expected to vest		$ 2,750